VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels and equipment [Roll Forward]
Cost, beginning of period	$ 1,873,795	$ 1,540,559
Accumulated depreciation beginning balance	(114,856)	(52,354)
Net book value, beginning balance	1,758,939	1,488,205
Additions	448,392	194
Disposals	(148,908)	(92,351)
Disposals depreciation	8,403
Transfer from newbuildings	227,336	425,393
Impairment loss	(1,066)	(985)	$ (152,597)
Depreciation	(78,093)	(62,502)	(51,578)
Balance, end of period	2,399,549	1,873,795	1,540,559
Accumulated depreciation ending balance	(184,546)	(114,856)	(52,354)
Net book value, ending balance	$ 2,215,003	$ 1,758,939	$ 1,488,205